UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2016	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
Common Stock (99.4%)
Aerospace & Defense (3.7%)
Boeing	2,300	$307
Northrop Grumman	1,900	412
Raytheon	4,700	656
United Technologies	2,300	247

		1,622

Agricultural Operations (0.5%)
Archer-Daniels-Midland	4,600	208

Agricultural Products (0.9%)
Bunge	3,100	204
Fresh Del Monte Produce	3,200	182

		386

Air Freight & Logistics (1.0%)
FedEx	800	129
United Parcel Service, Cl B	2,800	303

		432

Aircraft (0.2%)
Lockheed Martin	400	101

Automotive (0.9%)
Cooper-Standard Holding*	3,300	291
Toyota Motor ADR	900	100

		391

Automotive Retail (1.5%)
AutoZone*	300	244
Murphy USA*	5,200	399

		643

Banks (4.1%)
Bank of Montreal	4,600	295
Bank of Nova Scotia	4,100	208
Canadian Imperial Bank of Commerce	3,500	266
CIT Group	3,100	107
National Bank of Canada	4,700	161
PNC Financial Services Group	1,500	124
Royal Bank of Canada	2,300	140
Toronto-Dominion Bank	7,700	335
Wells Fargo	3,600	173

		1,809

Biotechnology (0.4%)
Amgen	1,000	172

Cable & Satellite (0.8%)
Cogeco Communications	7,300	359

Catalog Retail (0.2%)
HSN	1,900	97

Commercial Services (2.0%)
Convergys	13,700	365
Sykes Enterprises*	8,400	258
Western Union	13,000	260

		883

Computers & Peripherals (0.4%)
Canon ADR	5,700	161

Computers & Services (2.2%)
Apple	2,400	250
Oracle	9,500	390

	Shares	Value (000)
Computers & Services (continued)
Symantec	16,000	$327

		967

Drug Retail (0.6%)
CVS Health	2,600	241

Electrical Services (13.0%)
Ameren	3,000	157
American Electric Power	5,100	353
Avista	3,800	165
Consolidated Edison	3,900	312
Duke Energy	6,200	531
Edison International	8,200	634
Empire District Electric	5,700	192
Entergy	7,900	643
Exelon	8,400	313
FirstEnergy	6,300	220
Korea Electric Power ADR	16,400	446
Portland General Electric	3,700	162
PPL	5,400	204
Public Service Enterprise Group	15,400	709
SCANA	4,300	322
Westar Energy, Cl A	2,800	156
Xcel Energy	3,700	163

		5,682

Engineering (0.1%)
Magna International	1,600	62

Environmental & Facilities Services (2.9%)
Republic Services, Cl A	12,600	646
Waste Management	9,700	641

		1,287

Food, Beverage & Tobacco (4.2%)
Altria Group	8,000	542
Dr Pepper Snapple Group	6,400	630
Sanderson Farms	1,800	158
Tyson Foods, Cl A	7,100	522

		1,852

General Merchandise Stores (3.0%)
Canadian Tire, Cl A	2,800	294
Target	13,400	1,010

		1,304

Health Care Distributors (1.1%)
Cardinal Health	5,600	468

Health Care Facilities (0.6%)
HCA Holdings*	3,600	278

Health Care REIT’s (1.6%)
Medical Properties Trust	13,700	215
National Health Investors	2,900	228
Welltower	3,200	254

		697

Health Care Services (1.4%)
Express Scripts Holding*	3,100	236
Quest Diagnostics	4,100	354

		590

Homefurnishing Retail (0.4%)
Bed Bath & Beyond	3,500	157

Insurance (9.3%)
Aetna	2,700	311
Allied World Assurance Holdings	5,700	234

Schedule of Investments July 31, 2016	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
Insurance (continued)
Allstate	9,200	$628
American Financial Group	2,700	197
Anthem	2,300	302
Axis Capital Holdings	3,800	211
Berkshire Hathaway, Cl B*	4,900	707
Progressive	6,700	218
Travelers	6,100	709
UnitedHealth Group	2,500	358
WR Berkley	2,800	163

		4,038

IT Consulting & Other Services (3.1%)
Amdocs	11,200	653
International Business Machines	4,300	691

		1,344

Leasing & Renting (0.3%)
Kaman	3,000	130

Machinery (0.6%)
Deere	3,400	264

Mortgage REIT’s (2.8%)
Annaly Capital Management	38,300	421
Blackstone Mortgage Trust, Cl A	5,700	165
Capstead Mortgage	8,500	85
MFA Financial	37,000	278
Starwood Property Trust	12,300	268

		1,217

Multimedia (0.2%)
Viacom, Cl B	2,000	91

Office REIT’s (0.5%)
Piedmont Office Realty Trust, Cl A	10,600	233

Paper Packaging (0.9%)
Bemis	3,200	163
Sonoco Products	4,900	250

		413

Petroleum & Fuel Products (1.9%)
Exxon Mobil	9,200	819

Pharmaceuticals (9.2%)
GlaxoSmithKline ADR	4,300	194
Johnson & Johnson	10,600	1,327
Merck	17,500	1,026
Pfizer	33,900	1,251
Teva Pharmaceutical Industries ADR	3,700	198

		3,996

Reinsurance (1.8%)
Everest Re Group	1,800	340
RenaissanceRe Holdings	1,100	129
Validus Holdings	6,500	322

		791

Residential REIT’s (0.4%)
Mid-America Apartment Communities	1,800	191

Retail (5.6%)
Darden Restaurants	5,400	332
Kohl’s	5,000	208
Kroger	8,700	298
Metro, Cl A	3,500	127
North West	7,300	171
Sally Beauty Holdings*	7,700	226

	Shares/Face Amount(000)	Value (000)
Retail (continued)
Wal-Mart Stores	14,600	$1,065

		2,427

Semi-Conductors/Instruments (2.7%)
Intel	18,700	652
QUALCOMM	8,100	507

		1,159

Steel & Steel Works (0.5%)
Kaiser Aluminum	2,900	240

Telephones & Telecommunications (10.4%)
AT&T	25,800	1,117
BCE	5,700	273
Cisco Systems	22,600	690
Motorola Solutions	5,900	409
Nippon Telegraph & Telephone ADR	12,500	593
TELUS	18,000	602
Verizon Communications	15,200	842

		4,526

Wireless Telecommunication Services (1.5%)
China Mobile ADR	3,800	236
Rogers Communications, Cl B	3,700	164
SK Telecom ADR	10,300	236

		636

Total Common Stock (Cost $40,082)		43,364

Repurchase Agreement (0.5%)
Morgan Stanley 0.150%, dated 07/29/16, to be repurchased on 08/01/16, repurchase price $226 (collateralized by various US Treasury Notes, par values ranging from $1 to $223, 0.875% to 1.750%, 06/15/17 — 02/28/22; with total market value $231)	$226	226

Total Repurchase Agreement (Cost $226)		226

Total Investments — 99.9% (Cost $40,308) †		$43,590

Percentages are based on Net Assets of $43,643 (000).

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $40,308 (000), and the unrealized appreciation and depreciation were $4,019 (000) and $(737) (000), respectively.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

Schedule of Investments July 31, 2016	(Unaudited)

The following is a list of the level of inputs used as of July 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$43,364	$—	$—	$43,364
Repurchase Agreement	—	226	—	226
Total Investments in Securities	$43,364	$226	$—	$43,590

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-007-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016